Liquidated Damages Payable (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands						3 Months Ended		12 Months Ended
	Mar. 21, 2024	Feb. 09, 2024	Dec. 01, 2023	Feb. 10, 2023	Feb. 08, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Stock Issued During Period, Shares, New Issues		5,000,000
Loss Contingency, Damages Sought, Value	$ 20,000
Additional paid in capital								$ 3,497
Liquidated damages payable current						$ 3,000		$ 2,924	$ 5,843
Liquidated damages payable percentage						1.00%		1.00%
Liquidated damages payable current and non current						$ 3,000		$ 2,924	6,337
Percentage of aggregate amount invested						6.00%		6.00%
Liquidated damages payable non current									494
Settlement of liquidated damages							$ 46	$ 130	323
Additional Paid-in Capital [Member]
Additional paid in capital								3,497
Settlement of liquidated damages							46	130	$ 323
B Riley [Member]
Debt Instrument, Decrease, Forgiveness			$ 3,497
Additional paid in capital								3,497
Stock Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues		60,000
Stock Purchase Agreement [Member] | Investor [Member]
Stock Issued During Period, Shares, New Issues				35,486	47,252
Shares Issued, Price Per Share					$ 10.56
Loss Contingency, Damages Sought, Value					$ 499			$ 499
Loss Contingency, Damages Awarded, Value							324
Settlement of liquidated damages							46
Stock Purchase Agreement [Member] | Investor [Member] | Additional Paid-in Capital [Member]
Loss Contingency, Damages Sought, Value							$ 370